Accounting policies (Schedule of Changes in Financial Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, beginning	$ 2,169	$ 2
Change in fair value of warrant derivative liability		(2)
Issuance of convertible notes		1,149
Fair value loss on issuance of convertible notes		1,019
Interest expenses on convertible notes	5	56
Conversion of convertible notes	(3,674)	(76)
Change in fair value of convertible notes	1,500	21
Balance, ending		$ 2,169